Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Long-term Debt
Summary of outstanding long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2025	Dec 31, 2024
Revolving credit facility	222,724	—
2025 senior unsecured notes	—	398,275
2030 senior unsecured notes	504,962	565,181
2033 senior unsecured notes	515,711	—
Long-term debt	1,243,397	963,456

Summary of change in long-term debt, net of costs

The following table reconciles the change in Vermilion’s long-term debt, net of costs:

	2025	2024
Balance at January 1	963,456	914,015
Borrowings on the revolving credit facility	225,902	—
Repayment of 2025 senior unsecured notes	(399,467)	(31,561)
Repayment of 2030 senior unsecured notes	(34,896)	—
Issuance of 2033 senior unsecured notes	562,968	—
Repayment of 2033 senior unsecured notes	(23,733)	—
Issuance of term loan	445,392	—
Repayment of term loan	(445,392)	—
Amortization of transaction costs	1,989	2,276
Foreign exchange	(52,822)	78,726
Balance at December 31	1,243,397	963,456

Summary of financial covenants

As at December 31, 2025, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2025	Dec 31, 2024
Consolidated total debt to consolidated EBITDA	Less than 4.0	1.14	0.72
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	0.21	—
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	8.44	16.59

Revolving credit facility
Disclosure of Long-term Debt
Summary of outstanding long-term debt

As at December 31, 2025, Vermilion had in place a bank revolving credit facility maturing May 25, 2029 with the following terms:

	As at
	Dec 31, 2025	Dec 31, 2024
Total facility amount	1,350,000	1,350,000
Amount drawn	(222,724)	—
Letters of credit outstanding	(49,263)	(22,731)
Unutilized capacity	1,078,013	1,327,269

Senior unsecured notes 2030
Disclosure of Long-term Debt
Summary of detailed information about redemption price of unsecured notes option

Year	Redemption price
2025	103.438%
2026	102.292%
2027	101.146%
2028 and thereafter	100.000%

Senior unsecured notes 2033
Disclosure of Long-term Debt
Summary of detailed information about redemption price of unsecured notes option

Year	Redemption price
2028	103.625%
2029	101.813%
2030 and thereafter	100.000%